Note 7 - Shareholders' Equity - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Granted - number (in shares)	0
Granted - Weighted average exercise price (in EUR per share)	[1]	€ 2.39
Employee Stock Option [Member]
Outstanding - number (in shares)	1,207,600	1,427,438	917,188
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.61	€ 2.94	€ 2.79
Granted - number (in shares)		260,000	575,000
Granted - Weighted average exercise price (in EUR per share)		€ 2.39	€ 3.22
Exercised - number (in shares)		(60,000)
Exercised - Weighted average exercise price (in EUR per share)		€ 1.91
Forfeited - number (in shares)	(20,000)	(134,750)	(64,750)
Forfeited - Weighted average exercise price (in EUR per share)	€ 3.22	€ 3.11	€ 3.30
Expired - number (in shares)		(285,088)
Expired - Weighted average exercise price (in EUR per share)		€ 3.99
Outstanding - number (in shares)	1,187,600	1,207,600	1,427,438
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.60	€ 2.61	€ 2.94
Exercisable at the end of the period - number (in shares)	773,850	598,850	774,938
Exercisable at the end of the period - Weighted average exercise price (in EUR per share)	€ 2.44	€ 2.29	€ 2.87
Shares purchase options available for grant on at end of period - number (in shares)	250,428	250,428	243,428

[1]	The company did not make any grants during the period ended June 30, 2018.